Consolidated Statements of Operations and Comprehensive (Loss)/ Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Net sales	$ 11,523	$ 18,952	$ 25,370
Cost of revenue	(6,958)	(11,274)	(17,081)
Gross profit	4,565	7,678	8,289
Selling, general and administrative expenses	(4,669)	(5,066)	(6,948)
Other income,net	342	554	1,961
Income from operations	238	3,166	3,302
Non-operating (expenses) / income, net	(234)	229	(121)
Income before income taxes	4	3,395	3,181
Income tax expense	0	(600)	(310)
Net income	4	2,795	2,871
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments, net of tax	2,062	(1,410)	(850)
Comprehensive income	2,066	1,385	2,021
Net income attributable to common shareholders	$ 4	$ 2,795	$ 2,871
Net earnings per share - basic	$ 0	$ 0.54	$ 0.55
Weighted average number of shares outstanding basic	4,910,357	5,143,648	5,173,431
Net earnings per share - diluted	$ 0	$ 0.53	$ 0.55
Weighted average number of shares outstanding diluted	5,290,904	5,316,393	5,173,431